Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

	SEALSQ Corp		WISeKey Semiconductors SAS
	As at December 31, 2023		As at December 31, 2022
Share Capital	Ordinary shares	F shares	In equivalent ordinary shares	In equivalent F shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	154,468	74,985	75,014	74,985

Total number of authorized shares	200,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	15,446,807	1,499,700	7,501,400	1,499,700
Total number of fully paid-in outstanding shares	15,446,807	1,499,700	7,501,400	1,499,700
Total share capital (in USD)	229,453		149,999